NUVEEN ENERGY MLP TOTAL RETURN FUND

SUPPLEMENT DATED APRIL 24, 2014

TO THE PROSPECTUS DATED APRIL7, 2014

AS LAST SUPPLEMENTED ON APRIL 15, 2014

The first sentence under the heading “Non-Diversified” in the section “Prospectus Summary - Investment Objective and Policies” is deleted and replaced with the following:

Non-Diversified. The Fund may invest up to 15% of its Managed Assets, at the time of investment, in securities of any single issuer.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS FOR FUTURE REFERENCE